Janus Henderson VIT Global Technology and Innovation Portfolio

Schedule of Investments (unaudited)

March 31, 2023

Shares		Value
Common Stocks– 96.6%
Aerospace & Defense – 0.6%
Axon Enterprise Inc*	17,354	$3,902,047
Automobiles – 0.3%
Tesla Inc*	11,069	2,296,375
Diversified Financial Services – 6.0%
Adyen NV (144A)*	2,497	3,958,915
Marqeta Inc - Class A*	178,854	817,363
Mastercard Inc	84,026	30,535,889
Visa Inc	29,052	6,550,064
		41,862,231
Electronic Equipment, Instruments & Components – 0.9%
Amphenol Corp	67,790	5,539,799
E Ink Holdings Inc	131,000	802,418
		6,342,217
Information Technology Services – 1.3%
MongoDB Inc*	6,295	1,467,490
Okta Inc*	23,665	2,040,870
Snowflake Inc - Class A*	37,260	5,748,845
		9,257,205
Interactive Media & Services – 4.4%
Alphabet Inc - Class C*	149,644	15,562,976
Meta Platforms Inc - Class A*	70,794	15,004,080
		30,567,056
Multiline Retail – 2.2%
Amazon.com Inc*	68,500	7,075,365
MercadoLibre Inc*	6,096	8,034,894
		15,110,259
Professional Services – 2.8%
CoStar Group Inc*	280,149	19,288,259
Road & Rail – 0.1%
Grab Holdings Ltd - Class A*	230,986	695,268
Semiconductor & Semiconductor Equipment – 32.8%
Advanced Micro Devices Inc*	228,535	22,398,715
Analog Devices Inc	93,539	18,447,761
Applied Materials Inc	77,793	9,555,314
ASML Holding NV	67,410	46,056,614
KLA Corp	48,598	19,398,864
Lam Research Corp	40,336	21,382,920
Marvell Technology Inc	257,680	11,157,544
NVIDIA Corp	111,690	31,024,131
NXP Semiconductors NV	29,541	5,508,658
ON Semiconductor Corp*	56,474	4,648,940
Taiwan Semiconductor Manufacturing Co Ltd	1,180,000	20,906,445
Texas Instruments Inc	99,507	18,509,297
		228,995,203
Software – 37.0%
Adobe Inc*	25,647	9,883,584
Atlassian Corp - Class A*	114,617	19,618,992
Cadence Design Systems Inc*	60,685	12,749,312
CCC Intelligent Solutions Holdings Inc*	771,011	6,915,969
Ceridian HCM Holding Inc*	86,320	6,320,350
Constellation Software Inc/Canada	9,699	18,237,465
Dynatrace Inc*	116,451	4,925,877
HubSpot Inc*	9,313	3,992,949
Intuit Inc	18,552	8,271,038
Lumine Group Inc*	188,299	2,049,788
Microsoft Corp	287,664	82,933,531
Nice Ltd (ADR)*	33,421	7,649,733
Olo Inc - Class A*	198,901	1,623,032
Pagerduty Inc*	111,619	3,904,433
Palo Alto Networks Inc*	8,790	1,755,715
Paylocity Holding Corp*	17,893	3,556,770
Procore Technologies Inc*	69,544	4,355,541
ServiceNow Inc*	22,105	10,272,636
Synopsys Inc*	15,473	5,976,446
Tyler Technologies Inc*	36,034	12,779,098
Workday Inc - Class A*	147,507	30,466,096
		258,238,355

Shares		Value
Common Stocks– (continued)
Specialized Real Estate Investment Trusts (REITs) – 0.4%
Equinix Inc	3,443	$2,482,541
Technology Hardware, Storage & Peripherals – 6.5%
Apple Inc	275,878	45,492,282
Wireless Telecommunication Services – 1.3%
T-Mobile US Inc*	61,595	8,921,420
Total Common Stocks (cost $442,945,474)		673,450,718
Private Placements– 0.8%
Professional Services – 0.2%
Apartment List Inc*,¢,§	485,075	1,072,016
Software – 0.6%
Magic Leap Inc - Class A private equity common shares*,¢,§	3,260	0
Via Transportation Inc - Preferred shares*,¢,§	72,070	3,279,740
Via Transportation Inc - private equity common shares*,¢,§	10,455	475,783
Via Transportation Inc - Series A*,¢,§	6,761	307,677
Via Transportation Inc - Series B*,¢,§	1,235	56,202
Via Transportation Inc - Series C*,¢,§	1,110	50,513
Via Transportation Inc - Series D*,¢,§	3,971	180,711
Via Transportation Inc - Series E*,¢,§	1,844	83,916
Via Transportation Inc - Series G-1*,¢,§	2,704	123,053
		4,557,595
Total Private Placements (cost $7,856,946)		5,629,611
Warrants– 0%
Road & Rail – 0%
Grab Holdings Ltd, expires 12/1/26*((cost $141,055)	44,659	24,562
Investment Companies– 2.7%
Money Markets – 2.7%
Janus Henderson Cash Liquidity Fund LLC, 4.7988%ºº,£((cost $18,470,542)	18,468,142	18,471,836
Total Investments (total cost $469,414,017) – 100.1%		697,576,727
Liabilities, net of Cash, Receivables and Other Assets – (0.1)%		(381,151)
Net Assets – 100%		$697,195,576

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$589,160,625	84.5%
Netherlands	50,015,529	7.2
Taiwan	21,708,863	3.1
Canada	20,287,253	2.9
Argentina	8,034,894	1.1
Israel	7,649,733	1.1
Singapore	719,830	0.1

Total	$697,576,727	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/23
Investment Companies - 2.7%
Money Markets - 2.7%
Janus Henderson Cash Liquidity Fund LLC, 4.7988%ºº	$205,693	$201	$(201)	$18,471,836
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 4.8170%ºº	120∆	-	-	-
Total Affiliated Investments - 2.7%	$205,813	$201	$(201)	$18,471,836

	Value at 12/31/22	Purchases	Sales Proceeds	Value at 3/31/23
Investment Companies - 2.7%
Money Markets - 2.7%
Janus Henderson Cash Liquidity Fund LLC, 4.7988%ºº	14,944,109	38,773,141	(35,245,414)	18,471,836
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 4.8170%ºº	-	3,879,976	(3,879,976)	-

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2023 is $3,958,915, which represents 0.6% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of March 31, 2023.

¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended March 31, 2023 is $5,629,611, which represents 0.8% of net assets.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

§				Schedule of Restricted Securities (as of March 31, 2023)
				Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
Apartment List Inc	11/2/20	$1,771,979	$1,072,016	0.2%
Magic Leap Inc - Class A private equity common shares	10/5/17	1,585,170	0	0.0
Via Transportation Inc - Preferred shares	12/2/21	3,279,740	3,279,740	0.5
Via Transportation Inc - private equity common shares	12/2/21	451,970	475,783	0.1
Via Transportation Inc - Series A	12/2/21	292,278	307,677	0.0
Via Transportation Inc - Series B	12/2/21	53,389	56,202	0.0
Via Transportation Inc - Series C	12/2/21	47,985	50,513	0.0
Via Transportation Inc - Series D	12/2/21	171,666	180,711	0.0
Via Transportation Inc - Series E	12/2/21	79,716	83,916	0.0
Via Transportation Inc - Series G-1	2/2/23	123,053	123,053	0.0
Total		$7,856,946	$5,629,611	0.8%

The Portfolio has registration rights for certain restricted securities held as of March 31, 2023. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of March 31, 2023.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Diversified Financial Services	$37,903,316	$3,958,915	$-
Electronic Equipment, Instruments & Components	5,539,799	802,418	-
Semiconductor & Semiconductor Equipment	162,032,144	66,963,059	-
All Other	396,251,067	-	-
Private Placements	-	-	5,629,611
Warrants	-	24,562	-
Investment Companies	-	18,471,836	-
Total Assets	$601,726,326	$90,220,790	$5,629,611

Investment Valuation

Portfolio holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The valuation policies provide for the use of systematic fair valuation models provided by independent pricing services to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE. The value of the securities of other mutual funds held by a Portfolio, if any, will be calculated using the NAV of such mutual funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2023 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Portfolio did not hold a significant amount of Level 3 securities as of March 31, 2023.

For additional information on the Portfolio, please refer to the Portfolio’s most recent semiannual or annual shareholder report.

109-25-70310 05-23